Fair Value Measurement	12 Months Ended
Dec. 31, 2014
Fair Value Mesurements
FAIR VALUE MEASUREMENT

19.FAIR VALUE MEASUREMENT

ASC topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace

Level 3 - Unobservable inputs which are supported by little or no market activity

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the Company measures the Baidu Warrants at fair value on a recurring basis. Baidu Warrants are classified as Level 2 by using the binomial-tree model with exogenous credit risk developed by Tsiveriotis and Fernandes(1998) based on inputs that are directly and indirectly observable in the market.

Assets and liabilities measured or disclosed at fair value as of December 31, 2013 are summarized as below:

	Fair Value Measurement or Disclosure at December 31, 2013 Using
	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB
Fair value disclosure (note 2)
Cash and Cash equivalents
Time deposits	—	757,550	—
Short-term investments
Time deposits	—	485,945	—
Other current assets
Employee interest free loan	—	2,554	—
Other non-current assets
Employee interest free loan	—	10,218	—

Assets and liabilities measured or disclosed at fair value as of December 31, 2014 are summarized as below:

	Fair Value Measurement or Disclosure at December 31, 2014 Using
	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB
Fair value disclosure (note 2)
Cash and Cash equivalents
Time deposits	—	254,222	—
Other current assets
Employee interest free loan	—	4,306	—
Other non-current assets
Employee interest free loan	—	15,288	—

Fair value measurement
Recurring
Warrant liability(note 11)	—	701,776	—
Total liability measured at fair value	—	701,776	—

The Company has no assets or liabilities measured or disclosed at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2013 and 2014.